Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
13.	Long-term Debt
2026 Notes
In April 2019, the Group issued US$500.0 million of 2026 Notes with an interest rate of 1.375% per annum. The net proceeds to the Company from the issuance of the 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
Holders of the 2026 Notes may require the Company to repurchase all or part of their 2026 Notes in cash on April 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the year
s
ended December 31, 2019 and 2020, the 2026 Notes related interest expense was US$6.4 million (RMB44.9 million) and US$8.5 million (RMB58.6 million), respectively.
2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB5,594.8 million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of 24.5516 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$40.73 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
Holders of the 2027 Notes may require the Company to repurchase all or part of their 2027 Notes in cash on June 15, 2023 and June 15, 2025, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the year
s
ended December 31, 2019 and 2020, the 2027 Notes related interest expense was nil and US$6.9 million (RMB46.8 million), respectively.
The Group assessed the 2026 Notes and 2027 Notes under ASC 815 and concluded that:
Since the conversion option is considered indexed to the Company’s own stock and classified in stockholders’ equity, bifurcation of conversion option from the 2026 Notes and 2027 Notes is not required as the scope exception prescribed in ASC
815-10-15-74
is met;
-    The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;
-    There was no beneficial conversion feature attributed to the 2026 Notes or 2027 Notes as the conversion prices for the 2026 Notes and 2027 Notes were greater than the fair value of the Company’s ordinary share price at date of issuance;
Therefore, the Group accounted for the 2026 Notes and 2027 Notes as single instruments as “Long-term debt” on the consolidated balance sheets. The issuance costs were recorded as an adjustment to the long-term debt and are amortized as interest expense using the effective interest method.
As of December 31, 2019 and 2020, the principal amount of 2026 Notes was RMB3,488.1 million and RMB3,262.5 million, respectively. The unamortized debt issuance costs were RMB73.5 million and RMB58.1 million as of December 31, 2019 and 2020, respectively.
As of December 31, 2020, the principal amount of 2027 Notes was RMB5,219.9 million. The unamortized debt issuance costs were RMB83.3 million as of December 31, 2020.
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2019 and December 31, 2020:

	December 31, 2019	December 31, 2020	Effective interest rate
	Amounts	Amounts
	RMB in thousands
US$500,000 1.375% notes due 2026	3,414,628	3,204,309	1.74%
US$800,000 1.25% notes due 2027	—	5,136,613	1.52%

Carrying value	3,414,628	8,340,922
Unamortized discount and debt issuance costs	73,472	141,448

Total principal amounts of unsecured senior notes	3,488,100	8,482,370